3. CONVERTIBLE LOAN (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible Loan Details Narrative
Fair value of conversion feature of convertible loans	$ 322,167	$ 0
Accretion conversion feature liability	45,208
Other income/expense related to the change in fair value of the conversion feature	$ (1,587)